Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As at December 31, 2020 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	18,213	5,989	876	13,100
Distribution	11,544	3,949	101	7,696
Communication	1,184	945	39	278
Administration and service	1,729	959	113	883
Easements	671	80	—	591
	33,341	11,922	1,129	22,548

As at December 31, 2019 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	17,454	5,714	711	12,451
Distribution	10,991	3,747	85	7,329
Communication	1,151	876	38	313
Administration and service	1,617	931	53	739
Easements	663	77	—	586
	31,876	11,345	887	21,418